INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of inventories [Abstract]
Disclosure of inventory by type

	US Dollars
Figures in millions	2023	2022	2021

Raw materials
- ore stockpiles	238	225	217
- heap-leach inventory	14	10	6
Work in progress
- metals in process	51	66	49
- gold concentrate in process	1	—	—
Finished goods
- gold doré/bullion	64	51	29
- by-products	—	2	1
- gold concentrate	5	—	—
Total metal inventories	373	354	302
Mine operating supplies	456	419	401
	829	773	703
(1)The amount of the write down of ore stockpiles, heap-leach inventory, work in process, finished goods and mine operating supplies to net realisable value, and recognised as an expense in cost of sales is $6m (2022: $12m; 2021: $13m).